Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:
	June 30, 2024	December 31, 2023	June 30, 2023
Period-end spot rate	US$1= RMB 7.2672	US$1= RMB 7.0999	US$1= RMB 7.2513
Average rate	US$1= RMB 7.2150	US$1= RMB 7.0809	US$1= RMB 6.9283

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Plant, property and equipment are stated at cost less accumulated depreciation. Depreciation of plants, property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	22 to 30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term